Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	May 24, 2024	May 21, 2024	May 06, 2024	Jan. 04, 2024	Jun. 30, 2024
Shareholders’ Equity [Line Items]
Unregistered warrants.				5,213,104
Exercise price				$ 0.65
Warrants outstanding				2,606,552
Discount and issuance expenses				$ 263
Bid price			$ 1
Ordinary shares		4,000
Reverse split					10 for 1
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Exercise price				$ 0.65
Gross proceed				$ 1,696
Issuance expenses				$ 1,433
Gross proceeds	$ 2,500
Ordinary shares		400